Vessels under construction (Tables)	6 Months Ended
Jun. 30, 2026
Vessels Under Construction [Abstract]
Vessels Under Construction
The following table presents an analysis of vessels under construction:

June 30, 2026
Beginning balance	118
- Advances for vessel under construction and other initial expenses	69,012
- Capitalized interest	1,031
Vessels under construction	70,161